Average Annual Total Returns - Class K - BlackRock China A Opportunities Fund	Feb. 26, 2021
MSCI China A Onshore Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	40.04%
Since Inception	39.02%
Class K
Average Annual Return:
1 Year	48.61%
Since Inception	46.84%
Inception Date	Dec. 27, 2018
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	46.91%
Since Inception	42.82%
Inception Date	Dec. 27, 2018
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	29.25%
Since Inception	35.23%
Inception Date	Dec. 27, 2018